Sales - Trade receivables - Not past due - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
IFRS 9 provision	€ (56)	€ (23)	€ (25)